Date: 11/18/2021 11:42 PM	Toppan Merrill	Project: 21-33114-69 Form Type: NPORT-EX
Client: 21-33114-69_Voya Financial_NPORT-EX		File: tm2133114-69_invescomstck.htm Type: NPORT-EX Pg: 1 of 3

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 2.3%
71,406		AT&T, Inc.	$1,928,676	0.7
74,514		Comcast Corp. – Class A	4,167,568	1.6
			6,096,244	2.3

		Consumer Discretionary: 4.1%
1,005	(1)	Booking Holdings, Inc.	2,385,740	0.9
24,549		eBay, Inc.	1,710,329	0.6
96,092	(1)	General Motors Co.	5,065,009	1.9
50,532	(1)	Las Vegas Sands Corp.	1,849,471	0.7
			11,010,549	4.1

		Consumer Staples: 9.2%
80,894		Altria Group, Inc.	3,682,295	1.4
89,639		Coca-Cola Co.	4,703,358	1.7
21,216		Colgate-Palmolive Co.	1,603,505	0.6
24,485		Kimberly-Clark Corp.	3,242,793	1.2
49,324		Kraft Heinz Co.	1,816,110	0.7
81,869		Philip Morris International, Inc.	7,760,363	2.9
24,480		Tyson Foods, Inc.	1,932,451	0.7
			24,740,875	9.2

		Energy: 11.1%
85,584		Canadian Natural Resources Ltd.	3,129,161	1.2
46,241		Chevron Corp.	4,691,149	1.7
34,445		ConocoPhillips	2,334,338	0.9
130,480		Devon Energy Corp.	4,633,345	1.7
42,238		Hess Corp.	3,299,210	1.2
307,795		Marathon Oil Corp.	4,207,558	1.6
25,601		Pioneer Natural Resources Co.	4,262,822	1.6
150,096		Suncor Energy, Inc.	3,112,991	1.2
			29,670,574	11.1

		Financials: 25.1%
19,979		Allstate Corp.	2,543,526	0.9
134,387		American International Group, Inc.	7,376,502	2.8
224,910		Bank of America Corp.	9,547,430	3.6
86,727		Bank of New York Mellon Corp.	4,495,928	1.7
7,792		Capital One Financial Corp.	1,262,070	0.5
133,854		Citigroup, Inc.	9,393,874	3.5
81,890		Citizens Financial Group, Inc.	3,847,192	1.4
88,180		Fifth Third Bancorp	3,742,359	1.4
11,703		Goldman Sachs Group, Inc.	4,424,085	1.6
91,515		Huntington Bancshares, Inc.	1,414,822	0.5
22,679		JPMorgan Chase & Co.	3,712,326	1.4
41,616		Metlife, Inc.	2,568,956	1.0
42,357		Morgan Stanley	4,121,760	1.5
24,231		State Street Corp.	2,052,850	0.8
143,639		Wells Fargo & Co.	6,666,286	2.5
			67,169,966	25.1

		Health Care: 14.0%
15,080		Anthem, Inc.	5,621,824	2.1
41,051		Bristol-Myers Squibb Co.	2,428,988	0.9
50,463		CVS Health Corp.	4,282,290	1.6
31,388		Dentsply Sirona, Inc.	1,822,073	0.7
13,429		HCA Healthcare, Inc.	3,259,487	1.2
35,702	(1)	Henry Schein, Inc.	2,719,064	1.0
27,670		Johnson & Johnson	4,468,705	1.7
16,945		McKesson Corp.	3,378,494	1.3
26,671		Merck & Co., Inc.	2,003,259	0.7
77,222		Sanofi ADR	3,722,873	1.4
2,683		UnitedHealth Group, Inc.	1,048,355	0.4
20,465		Universal Health Services, Inc.	2,831,742	1.0
			37,587,154	14.0

		Industrials: 12.6%
23,623		Caterpillar, Inc.	4,534,907	1.7
36,386		Eaton Corp. PLC	5,432,794	2.0
51,866		Emerson Electric Co.	4,885,777	1.8
14,800		FedEx Corp.	3,245,492	1.2
35,360		General Electric Co.	3,643,141	1.4
77,737		Johnson Controls International plc	5,292,335	2.0
46,828		Textron, Inc.	3,269,063	1.2
40,217		Westinghouse Air Brake Technologies Corp.	3,467,107	1.3
			33,770,616	12.6

		Information Technology: 11.9%
71,824		CDK Global, Inc.	3,056,111	1.1
95,201		Cisco Systems, Inc.	5,181,790	1.9
69,213		Cognizant Technology Solutions Corp.	5,136,297	1.9
91,446	(1)	DXC Technology Co.	3,073,500	1.1
63,720		Intel Corp.	3,395,002	1.3
14,952		Microsoft Corp.	4,215,268	1.6
23,042		NXP Semiconductor NV - NXPI - US	4,513,237	1.7
26,342		Qualcomm, Inc.	3,397,591	1.3
			31,968,796	11.9

		Materials: 4.6%
76,193		CF Industries Holdings, Inc.	4,253,094	1.6
95,390		Corteva, Inc.	4,014,011	1.5
72,585		International Paper Co.	4,058,953	1.5
			12,326,058	4.6

		Real Estate: 1.0%
168,910	(1)	Host Hotels & Resorts, Inc.	2,758,300	1.0

		Utilities: 1.5%
81,082		Exelon Corp.	3,919,504	1.5

	Total Common Stock
	(Cost $202,093,471)		261,018,636	97.4

Date: 11/18/2021 11:42 PM	Toppan Merrill	Project: 21-33114-69 Form Type: NPORT-EX
Client: 21-33114-69_Voya Financial_NPORT-EX		File: tm2133114-69_invescomstck.htm Type: NPORT-EX Pg: 2 of 3

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
7,487,173	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $7,487,173)	$7,487,173	2.8

	Total Short-Term Investments
	(Cost $7,487,173)	7,487,173	2.8

	Total Investments in Securities (Cost $209,580,644)	$268,505,809	100.2
	Liabilities in Excess of Other Assets	(529,261)	(0.2)
	Net Assets	$267,976,548	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$261,018,636	$–	$–	$261,018,636
Short-Term Investments	7,487,173	–	–	7,487,173
Total Investments, at fair value	$268,505,809	$–	$–	$268,505,809
Other Financial Instruments+
Forward Foreign Currency Contracts	–	30,022	–	30,022
Total Assets	$268,505,809	$30,022	$–	$268,535,831
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(85)	$–	$(85)
Total Liabilities	$–	$(85)	$–	$(85)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,033,356	CAD 3,827,565	CIBC World Markets Corp.	10/29/21	$11,544
USD 1,851,780	EUR 1,581,926	Deutsche Bank AG	10/29/21	18,478
USD 91,856	CAD 116,456	Goldman Sachs International	10/29/21	$(85)
				$29,937

Date: 11/18/2021 11:42 PM	Toppan Merrill	Project: 21-33114-69 Form Type: NPORT-EX
Client: 21-33114-69_Voya Financial_NPORT-EX		File: tm2133114-69_invescomstck.htm Type: NPORT-EX Pg: 3 of 3

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $216,667,353.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$61,282,517
Gross Unrealized Depreciation	(9,411,366)
Net Unrealized Appreciation	$51,871,151